Schedule of estimated recovery of deferred tax assets (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 5,939,247
Deferred liabilities - Parent Company	(867,155)
Net Deferred Asset	5,072,092
Deferred liabilities - Subsidiaries	(503,081)
Net Deferred Asset	4,569,011
Later Than Two Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	2,331,239
Later Than Three Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	1,766,672
Later Than Four Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	702,525
Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	709,246
Later Than Six Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 429,565